INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSETS, NET

	December 31,	December 31,
	2013	2012
	US$	US$
Software Copyright	2,813,123	2,733,062
Others	33,086	42,736
	2,846,209	2,775,798

Less: Accumulated and amortization	(229,860)	(81,359)
Intangible assets, net	2,616,349	2,694,439

Amortization expense was $143,853, $80,359 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively. Annual future amortization expense at December 31 as follows:
US$
2014	143,853
2015	143,853
2016	143,853
2017	143,853
2018	143,853
2019 and thereafter	1,897,084
2,616,349